                       SUPPLEMENT DATED JUNE 9, 2010 TO

              PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

IMPORTANT INFORMATION REGARDING UPCOMING FUND MERGERS

The Evergreen Funds' Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds listed in the table below into the corresponding Wells Fargo Advantage Funds also listed in the table.

EVERGREEN FUNDS                                           WELLS FARGO ADVANTAGE FUNDS
(DISAPPEARING FUNDS)                                          (SURVIVING FUNDS)                 EFFECTIVE DATE
---------------------------------------------------------------------------------------------------------------
Evergreen Treasury Money Market Fund -- Class A  Wells Fargo Advantage Treasury Plus Money      July 9, 2010
                                                 Market Fund -- Class A
---------------------------------------------------------------------------------------------------------------
Evergreen Enhanced S&P 500 Fund -- Class A       Wells Fargo Advantage Disciplined U.S. Core    July 16, 2010
                                                 Fund -- Class A
---------------------------------------------------------------------------------------------------------------
Evergreen Intrinsic Value Fund -- Class A        Wells Fargo Advantage Intrinsic Value Fund --  July 16, 2010
                                                 Class A
---------------------------------------------------------------------------------------------------------------

On the effective date, your investment in a Subaccount that invests in a Disappearing Fund will automatically become an investment in the Subaccount that invests in the corresponding Surviving Fund with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future purchase payments received that would have been allocated to a Subaccount corresponding to a Disappearing Fund will be automatically allocated to the Subaccount corresponding to the applicable Surviving Fund.

After the effective date, the Disappearing Funds will no longer exist and there will be no further disclosure regarding them in future supplements to or in the prospectus. Any references to the Evergreen Treasury Money Market Fund in the prospectus will be deemed to refer to the Wells Fargo Advantage Treasury Plus Money Market Fund.

Certain of the Disappearing Funds are included in the Asset Allocation Models available in your contract. The reorganizations will have the impact of replacing those Disappearing Funds with the corresponding Surviving Funds in the table with the Asset Allocation Model percentages and Portfolio selections.

IMPORTANT INFORMATION REGARDING THE SURVIVING FUNDS

The Surviving Funds will be available through your contract beginning on the effective date.

The following is added to the list of Portfolios in the prospectus on the effective date:

Wells Fargo Funds Trust:
Wells Fargo Advantage Disciplined U.S. Core Fund -- Class A
Wells Fargo Advantage Intrinsic Value Fund -- Class A
Wells Fargo Advantage Treasury Plus Money Market Fund -- Class A

45150NY SUPPD 06/09/10

The following information about each Surviving Fund is added to the "Subaccounts" section of the prospectus on the effective date:

                                                                                             ADVISER (AND SUB-ADVISER(S)
                   SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                   AS APPLICABLE)
                   ---------------------------------------------------------------------------------------------------------
WELLS FARGO FUNDS  WELLS FARGO ADVANTAGE            The fund seeks long-term capital      Wells Fargo Funds Management,
TRUST              DISCIPLINED U.S. CORE FUND --    appreciation.                         LLC (sub-advised by Wells Capital
                   CLASS A                                                                Management Incorporated)
                   ---------------------------------------------------------------------------------------------------------
                   WELLS FARGO ADVANTAGE INTRINSIC  The fund seeks long-term capital      Wells Fargo Funds Management,
                   VALUE FUND -- CLASS A            appreciation.                         LLC (sub-advised by Metropolitan
                                                                                          West Capital Management, LLC)
                   ---------------------------------------------------------------------------------------------------------
                   WELLS FARGO TREASURY PLUS MONEY  The fund seeks current income, while  Wells Fargo Funds Management,
                   MARKET FUND -- CLASS A           preserving capital and liquidity.     LLC (sub-advised by Wells Capital
                                                                                          Management Incorporated)
                   ---------------------------------------------------------------------------------------------------------

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